United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—47.4%
		Consumer Discretionary—6.8%
633		Allison Transmission Holdings, Inc.	$14,622
600	[1]	AutoZone, Inc.	228,090
4,000	[1]	Bed Bath & Beyond, Inc.	227,000
6,100		Best Buy Co., Inc.	100,101
700	[1]	BorgWarner, Inc.	52,087
21,100		CBS Corp., Class B	915,529
30,800		Comcast Corp., Class A	1,225,532
3,805		Compagnie Financiere Richemont SA, Class A	305,886
2,296		Continental Ag	269,509
22,502	[1]	DISH Network Corp., Class A	783,070
12,000		Daihatsu Motor Co. Ltd.	243,780
4,500	[1]	Dollar Tree, Inc.	203,333
4,214		Dollarama, Inc.	247,630
8,050		Flight Centre Ltd.	267,237
270,800		Ford Motor Co.	3,414,788
14,000		Fuji Heavy Industries	209,343
1,200		Gap (The), Inc.	39,504
57,400	[1]	Goodyear Tire & Rubber Co.	745,052
10,500		Harman International Industries, Inc.	445,725
4,100		Home Depot, Inc.	280,850
5,079		InterContinental Hotels Group PLC	147,476
21,000		Isuzu Motors Ltd.	129,140
33		Jupiter Telecommunication Co. Ltd.	43,791
56,500		Lennar Corp., Class A	2,180,335
1,741	[1]	Liberty Ventures, Series A	125,700
5,786		Luxottica Group S.p.A	268,617
2,900		Macy's, Inc.	119,190
5,166		Magna International, Inc.	274,769
22,474	[1]	Michael Kors Holdings Ltd.	1,332,259
400	[1]	NVR, Inc.	403,680
3,469		Next PLC	220,979
2,863		Nokian Renkaat Oyj	130,112
6,300		PetSmart, Inc.	410,193
1,500		Polaris Industries, Inc.	131,055
1,700	[1]	Pulte Group, Inc.	32,606
25,016		Reed Elsevier PLC	269,069
11,300		Ross Stores, Inc.	654,948
2,304	[1]	Sears Hometown and Outlet Stores, Inc.	102,689
2,000		Sekisui House Ltd.	23,152
149,400	[1]	Sirius XM Radio, Inc.	463,140
201		Swatch Group AG, Class B	114,300
65,000		TJX Cos., Inc.	2,923,050
400	[1]	TRW Automotive Holdings Corp.	23,476
25,600		Target Corp.	1,611,776
9,713		Thor Industries, Inc.	365,112

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
11,942		Time Warner Cable, Inc.	$1,031,669
300		Toyota Motor Corp.	15,422
2,250		USS Co. Ltd.	247,357
784		Volkswagen AG	161,567
23,700		Walt Disney Co.	1,293,783
2,100		Whirlpool Corp.	237,195
5,719		Whitbread PLC	218,896
		TOTAL	25,925,171
		Consumer Staples—3.8%
5,200		Alimentation Couche-Tard, Inc., Class B	269,366
2,500		Archer-Daniels-Midland Co.	79,650
3,084		Beiersdorf AG	268,918
1,850		Brown-Forman Corp., Class B	121,397
38,400		CVS Corp.	1,963,008
5,381		Coca-Cola Enterprises, Inc.	192,532
9,700	[1]	Constellation Brands, Inc., Class A	429,128
22,595		Hillshire Brands Co.	732,078
2,700		Hormel Foods Corp.	101,007
53,000		Japan Tobacco, Inc.	1,672,511
19,334		Koninklijke Ahold NV	277,656
68,194		Mondelez International, Inc.	1,885,564
3,349	[1]	Monster Beverage Corp.	168,890
9,946		Nestle SA	695,042
17,000		Nippon Meat Packers	265,573
7,515		PepsiCo, Inc.	569,412
17,650		Philip Morris International, Inc.	1,619,388
4,300	[1]	Smithfield Foods, Inc.	95,632
6,241		Suedzucker AG	273,363
11,765		Tate & Lyle	145,016
1,096		The Coca-Cola Co.	42,437
35,000		Tyson Foods, Inc., Class A	793,450
21,400		Whole Foods Market, Inc.	1,832,268
		TOTAL	14,493,286
		Energy—4.8%
5,826		Aker Solutions ASA	114,781
15,422		Amec PLC	244,254
22,500		Anadarko Petroleum Corp.	1,790,550
80,017		BG Group PLC	1,414,798
3,572		BP PLC	24,152
4,170		Caltex Australia	84,976
16,200		Chevron Corp.	1,897,830
14,088		ConocoPhillips	816,400
3,100		Devon Energy Corp.	168,206
719		ENI S.p.A	16,390
45,600		Energy XXI Bermuda	1,355,688
24,800		Exxon Mobil Corp.	2,220,840
38,500		Golar LNG Ltd.	1,459,535
1,200		Halliburton Co.	49,812
6,300		Helmerich & Payne, Inc.	417,438

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
2,700		HollyFrontier Corp.	$151,740
1,400		Idemitsu Kosan Co. Ltd.	127,328
15,200		Marathon Oil Corp.	509,200
676		Marathon Petroleum Corp.	56,027
4,600		Murphy Oil Corp.	280,048
1,400		National-Oilwell, Inc.	95,382
900		Noble Energy, Inc.	99,747
28,130		Occidental Petroleum Corp.	2,315,943
8,500		Oceaneering International, Inc.	540,515
5,796		Phillips 66	364,916
12,070		Royal Dutch Shell PLC, Class B	407,140
800		Schlumberger Ltd.	62,280
483		SeaDrill Ltd.	17,576
10,400		Suncor Energy, Inc.	315,151
29,000		TonenGeneral Sekiyu KK	287,841
1,431		Total SA	71,544
8,400		Valero Energy Corp.	382,956
4,100		Williams Companies, Inc.	142,311
		TOTAL	18,303,295
		Financials—8.8%
977		AGEAS	33,272
39,607		Aberdeen Asset Management PLC	258,309
12,300		Aflac, Inc.	614,385
52,000		Allstate Corp.	2,393,040
4,100		American Campus Communities, Inc.	185,320
4,935		American Tower Corp.	382,956
14,700		Assurant, Inc.	617,253
6,273		Australia & New Zealand Banking Group, Melbourne	184,025
500		BB&T Corp.	15,180
2,919		BNP Paribas SA	164,269
70,500		BOC Hong Kong (Holdings) Ltd.	237,254
206,266		Banco Santander, S.A.	1,564,847
36,862	[1]	Bank Leumi Le-Israel	131,418
4,672	[1]	Berkshire Hathaway, Inc., Class B	477,292
1,500		Boston Properties, Inc.	155,820
22,700		CBOE Holdings, Inc.	815,384
700		Canadian Imperial Bank of Commerce	56,434
93,500		CapitalSource, Inc.	841,500
64,240		Credit Suisse Group AG	1,720,971
108		Dai-ichi Life Insurance Co., Ltd.	151,473
500		Daito Trust Construction Co.	44,773
14,000		Daiwa House Industry Co. Ltd.	257,072
1,464		Delta Lloyd NV	25,918
2,500		Digital Realty Trust, Inc.	167,450
50,000		Discover Financial Services	1,926,500
8,500		East West Bancorp, Inc.	209,100
585		Erste Group Bank AG	18,846
1,200		Everest Re Group Ltd.	149,532
7,000		Extra Space Storage, Inc.	262,080

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
2,300		Federal Realty Investment Trust	$244,283
27,600		Fifth Third Bancorp	437,184
21,000		Fukuoka Financial Group, Inc.	95,383
8,400	[1]	Genworth Financial, Inc., Class A	71,736
14,146		HSBC Holdings PLC	156,960
3,308		Hannover Rueckversicherung AG	258,823
22,144		Hargreaves Lansdown PLC	291,256
19,100		Hartford Financial Services Group, Inc.	450,951
3,869		Hatteras Financial Corp.	103,264
3,500		Home Properties, Inc.	218,470
46,500		Huntington Bancshares, Inc.	326,895
15,821		Industrivarden AB, Class A	294,775
50,596		Insurance Australia Group Ltd.	294,067
42,400		J.P. Morgan Chase & Co.	2,074,208
28		Japan Prime Realty Investment Corp.	82,438
51		Japan Retail Fund Investment Corp.	99,700
114,350		Legal & General Group PLC	277,733
24,268		Lend Lease Corp. Ltd.	263,998
28,300		Lincoln National Corp.	835,982
44,522		Link REIT	237,949
12,100		MFA Mortgage Investments, Inc.	107,448
6,700		MetLife, Inc.	237,448
53,300		Mizuho Financial Group, Inc.	117,307
1,740		Muenchener Rueckversicherungs-Gesellschaft AG - REG	312,807
65,602		Natixis	273,470
23		Nomura Real Estate Office Fund, Inc.	141,191
2,350		Orix Corp.	261,646
6,500		Plum Creek Timber Co., Inc.	315,250
2,491		Pohjola Bank PLC, Class A	39,513
4,400		Post Properties, Inc.	210,056
3,600		ProLogis, Inc.	140,184
21,187		Prudential Corp. PLC	315,471
533		Raiffeisen Bank International AG	20,156
58,600		Regions Financial Corp.	448,290
6,273		Reinsurance Group of America, Inc.	360,698
6,900		Royal Bank of Canada, Montreal	428,352
10,900		SLM Holding Corp.	206,773
8,438		Schroders PLC	254,993
2,800		Simon Property Group, Inc.	444,808
10,000		Sino Land Co.	18,206
19,431		Standard Life PLC	103,909
6,000		Sumitomo Mitsui Financial Group, Inc.	240,155
7,000		SunTrust Banks, Inc.	193,130
104,400		Synovus Financial Corp.	265,176
3,200		Taubman Centers, Inc.	245,504
3,200		The Travelers Cos, Inc.	257,344
5,000		Tokyu Land Corp.	37,760
5,800		Torchmark Corp.	325,902
14,500		U.S. Bancorp	492,710

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
10,300		Waddell & Reed Financial, Inc., Class A	$422,506
142,400		Wells Fargo & Co.	4,995,392
		TOTAL	33,411,283
		Health Care—6.3%
5,864		Amgen, Inc.	536,028
5,700		Aetna, Inc.	268,983
18,100		AmerisourceBergen Corp.	854,320
5,800		Astellas Pharma, Inc.	313,497
7,605		AstraZeneca PLC	345,596
539		Bayer AG	53,382
900	[1]	Biogen Idec, Inc.	149,706
3,400	[1]	BioMarin Pharmaceutical, Inc.	197,098
5,331		CSL Ltd.	326,721
7,293		Cardinal Health, Inc.	337,010
3,097		Celesio AG	56,000
600	[1]	Cerner Corp.	52,476
3,040		Cochlear Ltd.	219,973
300		Coloplast, Class B	15,647
2,100		Cooper Cos., Inc.	222,726
22,200	[1]	Forest Laboratories, Inc., Class A	816,960
1,014,200	[1]	Genomma Lab Internacional SA	2,451,169
50,400	[1]	Gilead Sciences, Inc.	2,152,584
7,000		Humana, Inc.	477,820
1,000	[1]	IDEXX Laboratories, Inc.	92,120
22,500		Johnson & Johnson	1,712,475
19,200		Lilly (Eli) & Co.	1,049,472
9,008		McKesson Corp.	956,019
8,000		Merck & Co., Inc.	341,840
852		Novartis AG - REG	57,857
1,050		Novo Nordisk A/S, Class B	183,375
799		Orion Oyj	23,679
157,722		Pfizer, Inc.	4,316,851
1,300	[1]	Regeneron Pharmaceuticals, Inc.	217,100
8,600		ResMed, Inc.	382,614
2,532		Roche Holding AG - GENUSS	579,986
1,500	[1]	Salix Pharmaceuticals Ltd.	73,275
112		Sanofi	10,613
46,600		Sanofi ADR	2,199,986
8,531		Shire PLC	267,251
6,600		Takeda Pharmaceutical Co. Ltd.	341,428
20,435		UnitedHealth Group, Inc.	1,092,251
		TOTAL	23,745,888
		Industrials—5.1%
55		3M Co.	5,720
36,300		Bombardier, Inc., Class B	146,080
6,870		Capita PLC	85,826
13,700		Caterpillar, Inc.	1,265,469
3,300		Chicago Bridge & Iron Co., N.V.	176,847
1,200	[1]	Copart, Inc.	40,968

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
2,275		DSV, De Sammensluttede Vognmad AS	$55,883
30,000		Danaher Corp.	1,848,000
3,105		Deutsche Post AG	69,663
2,200		Dover Corp.	161,370
800		Dun & Bradstreet Corp.	64,480
900		Emerson Electric Co.	51,030
4,216	[1]	Engility Holdings, Inc.	79,556
16,400		FedEx Corp.	1,729,052
3,900		Fluor Corp.	241,410
70,513	[1]	Fortune Brands Home & Security, Inc.	2,436,224
22,000	[2]	Fraser and Neave Ltd.	167,523
55,135		General Electric Co.	1,280,235
3,105		Huntington Ingalls Industries, Inc.	149,164
700	[1]	IHS, Inc., Class A	74,375
29,971		ITT Corp.	789,136
3,900		Ingersoll-Rand PLC	205,335
11,000		Itochu Corp.	126,982
6,000		JGC Corp.	165,584
3,900		L-3 Communications Holdings, Inc.	297,453
5,700		Lennox International, Inc.	336,699
1,200		Lincoln Electric Holdings	67,260
3,900		Lockheed Martin Corp.	343,200
83,947	[1]	MRC Global, Inc.	2,578,852
21,000		Marubeni Corp.	153,382
4,900		Masco Corp.	94,374
38,451		Meggitt	265,178
11,500		Northrop Grumman Corp.	755,320
7,700	[1]	OshKosh Truck Corp.	296,912
5,000		Parker-Hannifin Corp.	472,400
1,600		Pitney Bowes, Inc.	20,960
6,340		Randstad Holdings N.V.	269,547
4,800		Raytheon Co.	261,936
1,932		Societe BIC SA	225,521
68,502		Sydney Airpot	221,809
984		The ADT Corp.	47,124
9,500		Toro Co.	428,450
500		Toyota Tsusho Corp.	12,741
1,200		Tyco International Ltd.	38,412
300		Union Pacific Corp.	41,133
3,100	[1]	Verisk Analytics, Inc.	181,412
2,800		W. W. Grainger, Inc.	634,088
1,600		Waste Connections, Inc.	54,736
8		Xylem, Inc.	220
		TOTAL	19,515,031
		Information Technology—8.0%
2,600	[1]	AOL, Inc.	95,940
4,342		Accenture PLC	322,871
13,800	[1]	Alliance Data Systems Corp.	2,189,922
6,453		Apple, Inc.	2,848,354

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
1,600	[1]	Autodesk, Inc.	$58,752
1,000	[1]	BMC Software, Inc.	40,070
13,276	[1]	Brocade Communications Systems, Inc.	74,478
9,200		CA, Inc.	225,308
18,900		Cisco Systems, Inc.	394,065
4,800		Computer Sciences Corp.	230,544
2,670	[1]	CoreLogic, Inc.	69,180
374		Dassault Systemes SA	42,451
400		Dell, Inc.	5,580
42,400	[1]	EMC Corp. Mass	975,624
42,000	[1]	eBay, Inc.	2,296,560
1,500	[1]	F5 Networks, Inc.	141,645
700	[1]	Gartner Group, Inc., Class A	34,832
30,400		Global Payments, Inc.	1,465,584
2,500	[1]	Google, Inc.	2,003,000
10,900		Intel Corp.	227,265
9,292		International Business Machines Corp.	1,866,112
2,782		Intuit, Inc.	179,383
41,700	[1]	LSI Logic Corp.	290,232
2,000		Mastercard, Inc., Class A	1,035,640
1,900		Maxim Integrated Products, Inc.	59,242
69,618		Microsoft Corp.	1,935,381
16,300		NVIDIA Corp.	206,358
60,820		Oracle Corp.	2,083,693
1,600		Otsuka Corp.	162,434
2,297	[1]	Palo Alto Networks, Inc.	140,416
23,700		Qualcomm, Inc.	1,555,431
20,100	[1]	Research in Motion Ltd.	272,483
1,686		STMicroelectronics N.V.	13,443
1,406		Samsung Electronics Co.	2,004,815
1,400	[1]	Solarwinds, Inc.	79,044
20,380	[1]	Symantec Corp.	477,707
44,700	[1]	Teradyne, Inc.	749,172
8,200	[1]	VMware, Inc., Class A	589,006
32,965	[1]	Vantiv, Inc.	717,318
5,500	[1]	Verisign, Inc.	251,900
7,300		Visa, Inc., Class A Shares	1,158,072
12,900		Western Digital Corp.	608,364
2,888	[1]	Workday, Inc.	159,678
		TOTAL	30,337,349
		Materials—1.9%
4,684		Admiral Group PLC	88,894
2,500		Agrium, Inc.	258,885
600		CF Industries Holdings, Inc.	120,498
25,300		Eagle Materials, Inc.	1,627,043
15,904		Fortescue Metals Group Ltd.	76,677
8,008		Fresnillo PLC	188,667
138,392		ITV PLC	260,755
14,413		James Hardie Industries NV	144,277

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
1,964,575	[1]	Kenmare Resources PLC	$1,043,126
3,688		LyondellBasell Industries, Class A	216,191
3,179		Lanxess	269,440
5,300		Monsanto Co.	535,459
200		PPG Industries, Inc.	26,932
17,460		Reliance Steel & Aluminum Co.	1,162,661
2,484		Rio Tinto PLC	133,437
11,700		Rio Tinto PLC, ADR	627,588
600		Sherwin-Williams Co.	96,954
749		Syngenta AG	318,123
		TOTAL	7,195,607
		Telecommunication Services—1.2%
6,892		Belgacom	192,644
9,278		Bell Aliant, Inc.	239,676
25,560		France Telecom SA	247,571
184,367		HKT Trust and HKT Ltd.	183,045
2,050		Millicom International Cellular S.A.	160,865
6,500		Nippon Telegraph and Telephone Corp.	298,036
79,000		StarHub Ltd.	267,288
24,215		Telefonica SA	316,139
2,972		Telenor ASA	63,989
38,500		TeliaSonera AB	264,191
48,100		Verizon Communications	2,238,093
4,791		Vodafone Group PLC	12,032
		TOTAL	4,483,569
		Utilities—0.7%
1,400		Aqua America, Inc.	40,782
40,400		CMS Energy Corp.	1,075,044
13,534		Electricite De France	255,940
14,269		GDF Suez	269,746
8,500		Hong Kong Electric Holdings Ltd.	75,952
19,417		Suez Environment SA	258,949
62,118		Terna S.p.A	259,676
19,452		Veolia Environment	244,762
		TOTAL	2,480,851
		TOTAL COMMON STOCKS (IDENTIFIED COST $150,302,131)	179,891,330
		Asset-Backed Securities—0.2%
$908	[3,4]	125 Home Loan Owner Trust 1998-1A, B1, 9.760%, 02/15/2029	762
400,000	[3,4]	FREMF Mortgage Trust 2013-K25, B, 3.616%, 11/25/2045	402,143
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.268%, 2/12/2051	108,153
100,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019	100,483
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $601,772)	611,541
		Collateralized Mortgage Obligations—1.0%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	831,425
500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	539,084
265,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	291,679
200,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	219,106
275,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	309,785

Shares or Principal Amount			Value in U.S. Dollars
		Collateralized Mortgage Obligations—continued
$100,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.094%, 12/12/2049	$117,528
700,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	753,446
1,116	[3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.000%, 1/28/2027	981
475,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	513,879
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	56,553
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,421,367)	3,633,466
		Corporate Bonds—2.0%
		Basic Industry - Chemicals—0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	58,804
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,670
		TOTAL	76,474
		Basic Industry - Metals & Mining—0.0%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	116,041
		Basic Industry - Paper—0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	39,222
150,000	[2]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
		TOTAL	39,222
		Capital Goods - Aerospace & Defense—0.0%
50,000	[3,4]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	54,492
		Capital Goods - Diversified Manufacturing—0.1%
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	121,572
90,000	[3,4]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	82,800
		TOTAL	204,372
		Capital Goods - Environmental—0.1%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	131,046
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,778
		TOTAL	162,824
		Communications - Media & Cable—0.0%
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	26,016
		Communications - Media Noncable—0.0%
100,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	99,099
		Communications - Telecom Wireless—0.0%
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	98,179
		Communications - Telecom Wirelines—0.0%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	16,189
		Consumer Cyclical - Automotive—0.2%
4,300,000		BMW Finance N.V., Series EMTN, 3.500%, 07/17/2015	768,774
50,000	[3,4]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	52,310
		TOTAL	821,084
		Consumer Cyclical - Retailers—0.1%
154,200	[3,4]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 01/11/2027	174,540
		Consumer Non-Cyclical - Food/Beverage—0.0%
90,000	[3,4]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 4/01/2014	96,418
		Consumer Non-Cyclical - Health Care—0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	25,588
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	33,476
		Energy - Independent—0.1%
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	118,250

Shares or Principal Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Energy - Independent—continued
$80,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	$86,400
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	30,040
		TOTAL	234,690
		Energy - Integrated—0.0%
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	106,381
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	44,182
		TOTAL	150,563
		Energy - Oil Field Services—0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	60,049
		Energy - Refining—0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	34,403
		Financial Institution - Banking—0.1%
100,000	[3,4]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	99,500
2,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	2,094
60,000	[3,4]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	63,055
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	59,005
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,878
223,103	[2,3,4]	Regional Diversified Funding, Series 144A, 9.250%, 3/15/2030	162,156
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	50,125
		TOTAL	441,813
		Financial Institution - Brokerage—0.1%
100,000	[3,4]	FMR LLC, Series 144A, 4.750%, 3/01/2013	100,000
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	34,392
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	118,933
30,000		Nuveen Investments, 5.500%, 09/15/2015	29,250
		TOTAL	282,575
		Financial Institution - Finance Noncaptive—0.5%
184,000		American Express Co., 2.650%, 12/02/2022	180,285
1,070,000		GE Capital European Funding, Company Guarantee, Series EMTN, 4.625%, 01/18/2016	1,765,366
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	38,518
		TOTAL	1,984,169
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,167
		Financial Institution - Insurance - Life—0.2%
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	15,425
750,000	[3]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	846,573
		TOTAL	861,998
		Financial Institution - Insurance - P&C—0.1%
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	54,369
100,000	[3,4]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 3/15/2014	104,125
30,000	[3,4]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	44,108
		TOTAL	202,602
		Financial Institution - REITs—0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	52,679
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	45,821
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	108,878
40,000		Liberty Property LP, 6.625%, 10/01/2017	47,651
20,000		ProLogis, Sr. Unsecd. Note, 7.625%, 8/15/2014	21,707
		TOTAL	276,736

Shares or Principal Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Foreign - Local - Government—0.0%
$50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	$69,927
		Municipal Services—0.1%
140,000	[3,4]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	147,426
100,000	[3,4]	Camp Pendleton & Quantico, Series 144A, 5.572%, 10/01/2050	105,588
		TOTAL	253,014
		Technology—0.1%
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	126,622
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	65,626
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	51,935
		TOTAL	244,183
		Transportation - Railroads—0.0%
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	60,515
		Transportation - Services—0.0%
75,000	[3,4]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	90,507
		Utility - Electric—0.1%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	80,681
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	57,083
60,000	[3,4]	Electricite De France SA, Series 144A, 5.500%, 01/26/2014	62,558
50,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	59,618
49,597	[3,4]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	54,174
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	64,944
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	50,859
		TOTAL	429,917
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,496,546)	7,780,842
		FOREIGN Governments/Agencies—5.3%
		Sovereign—5.3%
700,000		Belgium, Government of, Series 59, 2.750%, 3/28/2016	975,597
940,000		Bonos Y Oblig Del Estado, 3.250%, 4/30/2016	1,229,818
670,000		Bonos Y Oblig Del Estado, Bond, 3.150%, 01/31/2016	877,010
750,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.000%, 04/30/2020	955,878
660,000		Buoni Poliennali Del Tes, 2.750%, 12/01/2015	863,558
900,000		Buoni Poliennali Del Tes, 3.750%, 08/01/2016	1,208,012
900,000		Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	1,221,759
700,000		Canada, Government of, Bond, 4.000%, 06/01/2016	739,994
850,000		France, Government of, Bond, 3.500%, 04/25/2026	1,217,801
340,000		Germany, Government of, Bond, Series 05, 3.250%, 7/04/2015	476,956
203,000,000		Japan, Government of, Series 102, 0.300%, 12/20/2016	2,207,915
187,000,000		Japan, Government of, Series 105, 0.200%, 06/20/2017	2,025,491
183,000,000		Japan, Government of, Series 324, 0.100%, 01/15/2015	1,975,788
88,000,000		Japan, Government of, Series 327, 0.800%, 12/20/2022	961,759
78,000,000		Japan, Government of, Series 85, 2.100%, 03/20/2026	956,456
1,190,000		Kingdom of Denmark, 2.500%, 11/15/2016	225,305
670,000		Singapore, Government of, Sr. Unsecd. Note, 2.500%, 06/01/2019	596,549
3,520,000		Sweden, Government of, Series 1050, 3.000%, 7/12/2016	577,365
510,000		United Kingdom, Government of, 1.750%, 09/07/2022	758,903
75,000		United Mexican States, 6.625%, 03/03/2015	83,250
30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	40,350
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $20,574,210)	20,175,514

Shares or Principal Amount		Value in U.S. Dollars
	Mortgage-Backed Securities—0.1%
$4,847	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	$5,680
3,769	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	4,399
10,115	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	11,451
7,846	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	8,898
2,924	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	3,299
6,709	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	7,430
22,474	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	24,152
206	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	211
4,997	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	5,400
8,910	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	10,171
6,097	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	6,956
19,743	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	22,449
23,808	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	25,622
25,275	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	27,201
15,079	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	16,740
27,349	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	29,799
29,879	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	32,280
1,877	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	2,166
973	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,137
8,052	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	9,408
108	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	112
14,827	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	16,755
1,158	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	1,275
94	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	110
25,347	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	28,071
10,189	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	11,282
12,847	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	14,127
26,484	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	28,764
16,606	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	19,319
9,328	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	10,879
20,250	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	23,186
33,634	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	38,765
928	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,053
3,106	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	3,651
4,177	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	4,743
438	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	516
347	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	394
9,070	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	10,544
7,328	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	8,338
1,284	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	1,488
9,481	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	11,052
8,096	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	9,319
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $450,183)	498,592
	MUNICIPAL—0.0%
	Illinois—0.0%
90,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	116,290

Shares or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCK—0.0%
		Automotive—0.0%
567		Porsche AG, Pfd. (IDENTIFIED COST $47,593)	$44,955
		U.S. Treasury—2.7%
$3,820,537		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	4,361,801
2,500,000	[5,6]	United States Treasury Bill, 0.065%, 3/7/2013	2,499,989
1,045,000	[5,6]	United States Treasury Bill, 0.080%, 3/14/2013	1,044,980
65,000	[5,6]	United States Treasury Bill, 0.115%, 5/23/2013	64,985
2,415,000	[5,6]	United States Treasury Bill, 0.125%, 5/30/2013	2,414,381
		TOTAL U.S. TREASURY (IDENTIFIED COST $10,183,188)	10,386,136
		EXCHANGE-TRADED FUNDS—0.1%
11,515	[1]	United States Natural Gas Fund LP	220,858
3,341	[1]	United States Oil Fund LP ETF	110,453
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $330,819)	331,311
		MUTUAL FUNDS—41.0%[7]
1,010,221		Emerging Markets Fixed Income Core Fund	34,973,679
725,359		Federated InterContinental Fund, Institutional Shares	36,775,688
615,395		Federated Mortgage Core Portfolio	6,246,256
62,173,169	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	62,173,169
517,002		Federated Project and Trade Finance Core Fund	5,061,447
1,513,921		High Yield Bond Portfolio	10,173,549
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $149,755,295)	155,403,788
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $343,253,104)[9]	378,873,765
		OTHER ASSETS AND LIABILITIES - NET—0.2%[10]	575,984
		TOTAL NET ASSETS—100%	$379,449,749

At February 28, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1AEX Index Short Futures	120	$8,170,800	March 2013	$78,464
1ASX SPI 200 Index Short Futures	23	$2,923,875	March 2013	$(79,862)
[1]Hang Seng Index Short Futures	5	$5,743,000	March 2013	$(14,467)
1IBEX 35 Index Short Futures	22	$1,812,800	March 2013	$(48,325)
1S&P 500 Index Short Futures	33	$12,484,725	March 2013	$(193,332)
1S&P Midcap 400 E-Mini Index Short Futures	9	$991,530	March 2013	$8,601
[1]United States Treasury Bonds 30-Year Short Futures	14	$2,012,938	June 2013	$(30,547)
[1]United States Treasury Bonds Ultra Long Short Futures	5	$790,000	June 2013	$(14,933)
[1]United States Treasury Notes 2-Year Short Futures	55	$12,125,781	June 2013	$(9,577)
1CAC 40 Index Long Futures	153	$5,696,190	March 2013	$117,723
1DAX Index Long Futures	12	$2,325,150	March 2013	$28,944
1FTSE 100 Index Long Futures	137	$8,711,145	March 2013	$477,303
1FTSE/MIB Index Long Futures	5	$397,925	March 2013	$(13,023)
1MSCI EAFE Market Mini Index Long Futures	48	$3,981,360	March 2013	$(24,966)
1MSCI Emerging Market Mini Long Futures	548	$28,712,460	March 2013	$(785,161)
1OMX 30 Index Long Futures	271	$32,431,925	March 2013	$117,198
[1]Russell 2000 Mini Index Long Futures	207	$18,841,140	March 2013	$1,077,935
1S&P/TSE 60 Index Long Futures	15	$2,213,100	March 2013	$106,126
1SGX MSCI Singapore Index Long Futures	133	$9,820,720	March 2013	$ (4,967)
1Swiss Market Index Long Futures	90	$6,807,600	March 2013	$531,485
[1]Topix Index Long Futures	91	$883,610,000	March 2013	$371,560
[1]United States Treasury Notes 5-Year Long Futures	138	$17,109,844	June 2013	$83,783
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,779,962
The average notional value of long and short futures contracts held by the Fund throughout the period was $405,544,319 and $71,020,181, respectively. This is based on amounts held as of each month-end throughout the three month fiscal period.
At February 28, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/7/2013	63,396,740 Japanese Yen	3,740,000 Norwegian Krone	$32,562
4/2/2013	480,000 Pound Sterling	937,742 Singapore Dollar	$(29,148)
Contracts Sold:
3/7/2013	63,950,260 Japanese Yen	3,740,000 Norwegian Krone	$(38,533)
4/2/2013	480,000 Pound Sterling	935,422 Singapore Dollar	$27,274
5/7/2013	188,000 Pound Sterling	1,616,738 Norwegian Krone	$(4,169)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(12,014)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $22,485 and $19,013, respectively. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and
Liabilities—Net.”
1	Non-income producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $2,744,216, which represented 0.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2013, these liquid restricted securities amounted to $1,896,662, which represented 0.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 28, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.000%, 1/28/2027	2/4/1998	$7,167	$981
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$846,573
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Discount rate at time of purchase.
7	Affiliated holdings.
8	7-Day net yield.
9	At February 28, 2013, the cost of investments for federal tax purposes was $343,243,508. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) outstanding foreign currency commitments and; (c) futures contracts was $35,630,257. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,702,387 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,072,130.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds[1]	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	135,399,070	—	—	135,399,070
International	44,324,737	—	167,523	44,492,260
Preferred Stock
International	44,955	—	—	44,955
Debt Securities:
Asset-Backed Securities	—	610,779	762	611,541
Collateralized Mortgage Obligations	—	3,632,485	981	3,633,466
Corporate Bonds	—	7,618,686	162,156	7,780,842
Foreign Governments/Agencies	—	20,175,514	—	20,175,514
Mortgage-Backed Securities	—	498,592	—	498,592
Municipal	—	116,290	—	116,290
U.S. Treasury	—	10,386,136	—	10,386,136
Exchange-Traded Funds	331,311	—	—	331,311
Mutual Funds	150,342,341	5,061,447	—	155,403,788
TOTAL SECURITIES	$330,442,414	$48,099,929	$331,422	$378,873,765
OTHER FINANCIAL INSTRUMENTS[2]	$1,779,962	$(12,014)	$—	$1,767,948
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013